Discontinued Operation (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Total current assets of discontinued operations	$ 0	$ 887,186
Non-current assets
Total non-current assets of discontinued operations	0	995,012
Current liabilities
Total current liabilities of discontinued operations	0	5,020,263
Discontinued Operation [Member]
Current assets
Cash and cash equivalents	0	20,566
Restricted cash	0	104
Accounts receivable, net	0	342,141
Inventory, net	0	453,971
Advances to suppliers, net	0	30,392
Prepaid taxes	0	36,312
Prepaid expenses and other receivables, net	0	3,700
Total current assets of discontinued operations	0	887,186
Non-current assets
Property, plant and equipment, net	0	994,281
Intangible assets, net	0	731
Total non-current assets of discontinued operations	0	995,012
Total assets of discontinued operations	0	1,882,198
Current liabilities
Accounts payable	0	1,530,190
Due to related parties	0	37,793
Customer deposits	0	887,699
Accrued liabilities and other payables	0	2,564,581
Total current liabilities of discontinued operations	0	5,020,263
Total liabilities of discontinued operations	$ 0	$ 5,020,263